CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 499,992	$ 792,363
Short-term bank deposits	256,143	140,067
Marketable securities	196,856	132,412
Trade receivables (net of allowance for credit losses of $67 and $101 at December 31, 2019 and 2020, respectively)	93,128	72,953
Prepaid expenses and other current assets	15,312	8,406
Total current assets	1,061,431	1,146,201
LONG-TERM ASSETS:
Marketable securities	202,190	54,408
Property and equipment, net	18,537	16,472
Intangible assets, net	23,676	9,143
Goodwill	123,717	82,400
Other long-term assets	99,992	72,091
Deferred tax assets	32,809	24,451
Total long-term assets	500,921	258,965
TOTAL ASSETS	1,562,352	1,405,166
CURRENT LIABILITIES:
Trade payables	8,250	5,675
Employees and payroll accruals	52,169	41,345
Accrued expenses and other current liabilities	24,915	27,132
Deferred revenue	161,679	118,519
Total current liabilities	247,013	192,671
LONG-TERM LIABILITIES:
Convertible senior notes, net	502,302	485,119
Deferred revenue	80,829	71,836
Other long-term liabilities	24,920	31,408
Total long-term liabilities	608,051	588,363
TOTAL LIABILITIES	855,064	781,034
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 250,000,000 shares at December 31, 2019 and 2020; Issued and outstanding: 38,043,516 shares and 39,034,759 shares at December 31, 2019 and 2020, respectively	101	99
Additional paid-in capital	481,992	396,437
Accumulated other comprehensive income	4,175	818
Retained earnings	221,020	226,778
Total shareholders' equity	707,288	624,132
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,562,352	$ 1,405,166